Victory RS Global Fund Investment Strategy - Victory RS Global Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, at least 80% of the value of its net assets in common stocks, preferred stocks, and other securities convertible into common or preferred stock of publicly traded companies wherever they may be in the world. The Fund invests in companies of any size.Under normal circumstances, the Fund will invest in companies located in at least three different countries including the United States. The Fund normally will invest 30% or more of its total assets in securities of non-U.S. companies. The Fund can invest any portion of its assets in companies located in emerging markets.The Fund also may invest in foreign issuers through American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), or similar investment vehicles.The Adviser employs both quantitative modeling and qualitative analysis in seeking to identify higher quality investment candidates across geographic regions and market capitalizations. The team’s proprietary quantitative model emphasizes the ability to create shareholder value, attractive valuations, and favorable market sentiment. Research analysts validate model recommendations, assess the sustainability of company performance, and evaluate business risks. The team monitors macroeconomic and political trends, as well as risk exposures, as part of the overall investment process.The Adviser regularly reviews the Fund’s investments and will sell securities when the Adviser believes the securities are no longer attractive because (1) of a deterioration in rank of the security in accordance with the Adviser’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company, or (4) other available investments are considered to be more attractive.The Fund typically will not seek to hedge its foreign currency exposure (arising from investments denominated in foreign currencies) relative to the U.S. dollar, although the Fund may engage in foreign currency exchange contracts to take advantage of changes in currency exchange rates anticipated by the Fund’s investment team.As a result of the Adviser’s investment process, the Fund’s investments may be focused in one or more economic sectors from time to time, including the information technology sector.